GKM Growth Fund
FUND SUMMARY
Investment Objective
The investment objective of the GKM Growth Fund (the “Fund”) is long term capital appreciation.
Fees and Expenses of the Fund
These tables describe the fees and expenses that you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	GKM Growth Fund GKM Growth Fund Shares
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Contingent Deferred Sales Charge (Load)	none
Redemption Fee	none
Wire Redemption Fee	15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	GKM Growth Fund GKM Growth Fund Shares
Management Fee	1.40%
Distribution and/or Service (12b-1) Fees	none
Other Expenses (includes borrowing costs)	0.20%
Total Annual Fund Operating Expenses	1.60%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
GKM Growth Fund GKM Growth Fund Shares	163	505	871	1,900

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 25% of the average value of its portfolio.

Principal Investment Strategies

The central premise of the Fund’s investment style is “growth at a reasonable price” or “GARP.” The Fund usually invests in a diversified portfolio of common stocks from small, medium and large capitalization companies. These are chosen through in-depth fundamental analysis of a company’s financial reports and other public records. First Western Investment Management, Inc. (the “Adviser”) looks for stocks having all or some of the following characteristics:

•	Strong earnings growth

•	Reasonable valuations

•	Quality management

•	Financial strength and stability

Under normal circumstances, the Fund will invest primarily in common stocks. While it is anticipated that the Fund will invest across a range of industries, certain sectors are likely to be overweighted compared to others because the Adviser seeks best investment opportunities regardless of sector. The sectors in which the Fund may be overweighted will vary at different points in the economic cycle. At times, a portion of the Fund may be invested in companies with short operating histories, referred to as “new issuers.”

When the Adviser believes market conditions are appropriate, the Fund may borrow money from banks to make additional portfolio investments. These loans may be structured as secured or unsecured loans, and may have fixed or variable interest rates. The Fund may borrow an amount equal to as much as one-third of the value of its total assets (which includes the amount borrowed). The Fund will only engage in borrowing when the Adviser believes the return from the additional investments will be greater than the costs associated with the borrowing.

Principal Risks
•	Management Risk. The Adviser’s strategy may fail to produce the intended results.

•	Company Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund’s portfolio. If the prices of securities owned by the Fund fall, so will the value of the Fund.

•	Volatility Risk. Equity securities tend to be more volatile than other investment choices. The value of an individual company can be more volatile than the market as a whole. This volatility affects the value of the Fund’s shares.

•	Market Risk. Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. In addition, as with any mutual fund investments, the Fund’s returns will vary and you could lose money. An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

•	Style Risk. The Fund invests primarily in “growth stocks.” The earnings growth rate of the companies in the Fund’s portfolio may not meet the Adviser’s expectations, and the stock price may not increase as the Adviser anticipates.

•	Smaller Company Risk. To the extent the Fund invests in smaller capitalization companies, the Fund will be subject to additional risks. These include:

•	The earnings and prospects of smaller companies are more volatile than larger companies.

•	Smaller companies may experience higher failure rates than do larger companies.

•	The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.

•	Smaller companies may have limited markets, product lines or financial resources and may lack management experience.

•	Sector Risk. If the Fund’s portfolio is overweighted in a certain sector, any negative development affecting that sector will have a greater impact on the Fund than a fund that is not overweighted in that sector. For example, to the extent the Fund is overweighted in the technology sector or the health care sector, it will be affected by developments affecting the applicable sector. These sectors are subject to changing government regulations that may limit profits and restrict services offered. Companies in these sectors also may be significantly affected by intense competition. In addition, technology and health care products may be subject to rapid obsolescence.

•	New Issuer Risk. Investments in relatively new issuers may be more speculative because such companies are relatively unseasoned.

•	New issuers may lack sufficient resources, may be unable to generate internally the funds necessary for growth and may find external financing to be unavailable on favorable terms or even totally unavailable.

•	New issuers are often involved in the development or marketing of a new product with no established market, which could lead to significant losses.

•	New issuers are often smaller companies and, therefore, the “smaller company risk” described above often applies to new issuers.

•	Borrowing Risk. Borrowing magnifies the potential for gain or loss of the Fund, and therefore increases the possibility of fluctuation in the Fund’s net asset value (“NAV”). This is the speculative factor known as leverage. Because the Fund’s investments will fluctuate in value, whereas the interest obligations on borrowed funds may be fixed, during times of borrowing, the Fund’s NAV may tend to increase more when its investments increase in value, and decrease more when its investments decrease in value. In addition, interest costs on borrowings may fluctuate with changing market interest rates and may partially offset or exceed the return earned on the borrowed funds. Also, during times of borrowing under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales. Unless profits on assets acquired with borrowed funds exceed the costs of borrowing, the use of borrowing will diminish the investment performance of the Fund compared with what it would have been without borrowing.

Performance Summary

The bar chart and performance table shown below provide some indication of the risks and variability of investing in the Fund by showing the changes in the Fund’s performance from year to year for each full calendar year over the lifetime of the Fund, and by showing how the Fund’s average annual total returns for 1 year, 5 years and since inception compare with those of a broad measure of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-888-456-9518.

The Fund’s 2010 year-to-date return through September 30, 2011 is -7.01%.

During the period shown in the bar chart, the highest return for a quarter was 17.76% during the quarter ended June 30, 2009 and the lowest return for a quarter was -26.58% during the quarter ended December 31, 2008.

Average Annual Total Returns for Periods Ended December 31, 2010

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns GKM Growth Fund	One Year	Five Years	Since Inception	Inception Date
GKM Growth Fund Shares	13.35%	1.48%	3.72%	Dec 28, 2001
GKM Growth Fund Shares - Return After Taxes on Distributions	13.35%	1.47%	3.71%	Dec 28, 2001
GKM Growth Fund Shares - Return After Taxes on Distributions and Sale of Fund Shares	8.68%	1.27%	3.23%	Dec 28, 2001
STANDARD & POOR'S 500 INDEX (reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	2.88%	Dec 28, 2001

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Jul 31, 2011
Registrant Name	dei_EntityRegistrantName	GKM FUNDS
CIK	dei_EntityCentralIndexKey	0001160363
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Nov 28, 2011
Effective Date	dei_DocumentEffectiveDate	Dec 1, 2011
Prospectus Date	rr_ProspectusDate	Dec 1, 2011
GKM Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	FUND SUMMARY
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The investment objective of the GKM Growth Fund (the “Fund”) is long term capital appreciation.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you will pay if you buy and hold shares of the Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 25% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	25.00%
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The central premise of the Fund’s investment style is “growth at a reasonable price” or “GARP.” The Fund usually invests in a diversified portfolio of common stocks from small, medium and large capitalization companies. These are chosen through in-depth fundamental analysis of a company’s financial reports and other public records. First Western Investment Management, Inc. (the “Adviser”) looks for stocks having all or some of the following characteristics:

•	Strong earnings growth

•	Reasonable valuations

•	Quality management

•	Financial strength and stability

Under normal circumstances, the Fund will invest primarily in common stocks. While it is anticipated that the Fund will invest across a range of industries, certain sectors are likely to be overweighted compared to others because the Adviser seeks best investment opportunities regardless of sector. The sectors in which the Fund may be overweighted will vary at different points in the economic cycle. At times, a portion of the Fund may be invested in companies with short operating histories, referred to as “new issuers.”

When the Adviser believes market conditions are appropriate, the Fund may borrow money from banks to make additional portfolio investments. These loans may be structured as secured or unsecured loans, and may have fixed or variable interest rates. The Fund may borrow an amount equal to as much as one-third of the value of its total assets (which includes the amount borrowed). The Fund will only engage in borrowing when the Adviser believes the return from the additional investments will be greater than the costs associated with the borrowing.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
•	Management Risk. The Adviser’s strategy may fail to produce the intended results.

•	Company Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund’s portfolio. If the prices of securities owned by the Fund fall, so will the value of the Fund.

•	Volatility Risk. Equity securities tend to be more volatile than other investment choices. The value of an individual company can be more volatile than the market as a whole. This volatility affects the value of the Fund’s shares.

•	Market Risk. Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. In addition, as with any mutual fund investments, the Fund’s returns will vary and you could lose money. An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

•	Style Risk. The Fund invests primarily in “growth stocks.” The earnings growth rate of the companies in the Fund’s portfolio may not meet the Adviser’s expectations, and the stock price may not increase as the Adviser anticipates.

•	Smaller Company Risk. To the extent the Fund invests in smaller capitalization companies, the Fund will be subject to additional risks. These include:

•	The earnings and prospects of smaller companies are more volatile than larger companies.

•	Smaller companies may experience higher failure rates than do larger companies.

•	The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.

•	Smaller companies may have limited markets, product lines or financial resources and may lack management experience.

•	Sector Risk. If the Fund’s portfolio is overweighted in a certain sector, any negative development affecting that sector will have a greater impact on the Fund than a fund that is not overweighted in that sector. For example, to the extent the Fund is overweighted in the technology sector or the health care sector, it will be affected by developments affecting the applicable sector. These sectors are subject to changing government regulations that may limit profits and restrict services offered. Companies in these sectors also may be significantly affected by intense competition. In addition, technology and health care products may be subject to rapid obsolescence.

•	New Issuer Risk. Investments in relatively new issuers may be more speculative because such companies are relatively unseasoned.

•	New issuers may lack sufficient resources, may be unable to generate internally the funds necessary for growth and may find external financing to be unavailable on favorable terms or even totally unavailable.

•	New issuers are often involved in the development or marketing of a new product with no established market, which could lead to significant losses.

•	New issuers are often smaller companies and, therefore, the “smaller company risk” described above often applies to new issuers.

•	Borrowing Risk. Borrowing magnifies the potential for gain or loss of the Fund, and therefore increases the possibility of fluctuation in the Fund’s net asset value (“NAV”). This is the speculative factor known as leverage. Because the Fund’s investments will fluctuate in value, whereas the interest obligations on borrowed funds may be fixed, during times of borrowing, the Fund’s NAV may tend to increase more when its investments increase in value, and decrease more when its investments decrease in value. In addition, interest costs on borrowings may fluctuate with changing market interest rates and may partially offset or exceed the return earned on the borrowed funds. Also, during times of borrowing under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales. Unless profits on assets acquired with borrowed funds exceed the costs of borrowing, the use of borrowing will diminish the investment performance of the Fund compared with what it would have been without borrowing.

May Lose Money	rr_RiskLoseMoney	In addition, as with any mutual fund investments, the Fund's returns will vary and you could lose money.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Summary
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and performance table shown below provide some indication of the risks and variability of investing in the Fund by showing the changes in the Fund’s performance from year to year for each full calendar year over the lifetime of the Fund, and by showing how the Fund’s average annual total returns for 1 year, 5 years and since inception compare with those of a broad measure of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-888-456-9518.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table shown below provide some indication of the risks and variability of investing in the Fund by showing the changes in the Fund's performance from year to year for each full calendar year over the lifetime of the Fund, and by showing how the Fund's average annual total returns for 1 year, 5 years and since inception compare with those of a broad measure of market performance.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-888-456-9518
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Closing	rr_BarChartClosingTextBlock

The Fund’s 2010 year-to-date return through September 30, 2011 is -7.01%.

During the period shown in the bar chart, the highest return for a quarter was 17.76% during the quarter ended June 30, 2009 and the lowest return for a quarter was -26.58% during the quarter ended December 31, 2008.

Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's 2010 year-to-date return
Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Year to Date Return	rr_BarChartYearToDateReturn	(7.01%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.76%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.58%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

GKM Growth Fund | STANDARD & POOR'S 500 INDEX (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	15.06%
Five Years	rr_AverageAnnualReturnYear05	2.29%
Since Inception	rr_AverageAnnualReturnSinceInception	2.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 28, 2001
GKM Growth Fund | GKM Growth Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GKMGX
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee	rr_RedemptionFee	none
Wire Redemption Fee	rr_ShareholderFeeOther	15
Management Fee	rr_ManagementFeesOverAssets	1.40%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (includes borrowing costs)	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.60%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	163
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	505
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	871
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	1,900
2002	rr_AnnualReturn2002	(13.40%)
2003	rr_AnnualReturn2003	29.10%
2004	rr_AnnualReturn2004	12.79%
2005	rr_AnnualReturn2005	2.38%
2006	rr_AnnualReturn2006	9.61%
2007	rr_AnnualReturn2007	7.86%
2008	rr_AnnualReturn2008	(43.29%)
2009	rr_AnnualReturn2009	41.65%
2010	rr_AnnualReturn2010	13.35%
One Year	rr_AverageAnnualReturnYear01	13.35%
Five Years	rr_AverageAnnualReturnYear05	1.48%
Since Inception	rr_AverageAnnualReturnSinceInception	3.72%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 28, 2001
GKM Growth Fund | GKM Growth Fund Shares | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	13.35%
Five Years	rr_AverageAnnualReturnYear05	1.47%
Since Inception	rr_AverageAnnualReturnSinceInception	3.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 28, 2001
GKM Growth Fund | GKM Growth Fund Shares | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	8.68%
Five Years	rr_AverageAnnualReturnYear05	1.27%
Since Inception	rr_AverageAnnualReturnSinceInception	3.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 28, 2001